Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 5 – EQUITY:

A.	Share capital and warrants

The share capital, warrants and options data in these interim consolidated financial statements and notes thereto are retroactively adjusted to reflect a reverse stock split of 5 to 1 performed by the Company on June 18, 2025

1)	On April 2, 2025, a special general meeting of the Company’s shareholders approved an increase in the authorized share capital of 135,000,000 Ordinary Shares following which the authorized share capital of the Company is comprised of 150,000,000 Ordinary Shares.

2)	On January 21, 2025 the Company filed a registration statement on Form S-8 under the Securities Act of 1933, as amended, to register additional 343,440 ordinary shares, issued or reserved for issuance under the 2013 Option Plan (which subsequently include 502,464 ordinary shares in aggregate). See also Note 9D.

3)	Under the terms of the definitive securities purchase agreement with Alpha Capital Anstalt (“Alpha”) (see Note 11A. to the 2024 annual financial statements ), the investor had a one-time future investment right. This additional investing right was triggered on January 10, 2025), but expired after 15 business days without being exercised.

4)	On May 14, 2025, the Company completed a public offering that included the issuance of 461,539 ordinary shares, 461,539 B warrants and 461,539 C warrants, exercisable at any time until expiration date, into 461,539 and 461,539 ordinary shares of the Company, respectively (see table in (5) below). Total net proceeds received in the offering amount to $1,221 thousand (net of $279 thousand offering costs). According to their terms, these warrants were classified as equity.

5)	The following table presents the outstanding warrants, as of June 30, 2025 and their terms:

Date of issuance	Number of outstanding warrants		Exercise price for one Ordinary share	Expiration date
February 16, 2023	42,765		$83.3	February 1, 2028
February 16, 2023	4,000	(*)	NIS 306.5	February 1, 2028
June 15, 2023	49,756		$60	June 12, 2028
January 25, 2024	177,778		$25	January 25, 2029
May 14, 2025	461,539		$3.75	May 14, 2030
May 14, 2025	461,539		$3.75	May 14, 2026

(*)	Presented as a warrants’ liability in the balance sheet.

6)	On June 9, 2025, the Company filed a prospectus supplement to increase the dollar amount from Ordinary Shares, that may be offered and sold under its Sales Agreement with A.G.P./Alliance Global Partners (the “Sales Agent”), by $2,381,812. During the first half of 2025, under the agreement with the Sales Agent, the Company issued 599,711 ordinary shares, for a total net consideration of approximately $2,127 thousand; agent commissions and other issuance costs amounted to $102 thousand.
B.	Share-based payment:

In January 2025, following the approval of the remuneration committee of the amounts due of $300 thousand (presented as a liability as of December 31, 2024), the Company granted to its officers 14,566 fully vested share options with a value of $163 thousand and 12,162 fully vested restricted shares (RS) with a value of $137 thousand; these grants were made with respect to 2024 remuneration scheme to officers of the Company (the number of options and RS granted were determined upon approval by the remuneration committee, resulting with the reclassification of the liability to equity in 2025);

Under the 2025 preservation of employees’ plan, the Company granted: 2,886 fully vested share options with the value of $32 thousand and 34,678 fully vested RS with a value of $390 thousand (recognized as an expense in 2025).

Information on the share option awards outstanding and the related weighted average exercise price as of and for the Six months ended June 30, 2025, are presented in the table below:

Relating to options:	Number of potential Ordinary Shares	Exercise price range	Aggregate Intrinsic value
Outstanding at beginning of the period	91,188	$0.05 - $1,235.5	$393,276
Granted	17,452	$0.05	$260,889
Forfeited	(350)	$200 - $307	-
Outstanding at end of the period	108,290	$0.05 - $1,235.5	$177,861
Exercisable at end of the period	66,492	$0.05 - $1,235.5	$105,451

The following table summarizes information about stock-based awards outstanding and exercisable at June 30, 2025:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$0.05 - $4.15	87,500	4.4	45,702	4.5
$200 - $307	9,665	6.1	9,665	6.1
$383.5	3,885	0.1	3,885	0.1
$500	1,240	3.0	1,240	3.0
$617.5; - $926.5; - $1,235.5	6,000	6.7	6,000	6.7
$0.05 - $1,235.5	108,290	4.5	66,492	4.6

Share-based compensation expense for the periods ended June 30, 2025 and 2024 was as follows (U.S. dollars in thousands):

	Six months ended June 30
	2025	2024
Cost of revenue	7	8
Research and development	235	292
Sales and marketing	92	124
General and administrative	179	491
Total share-based compensation expenses	513	915

As of June 30, 2025, there is an unrecognized share-based compensation expense of $96 thousand to be recognized over the average remaining vesting period of 1.3 years.

The calculated fair value of options granted was estimated using the Black-Scholes pricing model with the following assumptions:

	Six months period ended June 30
	2025	2024
Risk-free interest rate	4.57%	3.92%-4.4%
Expected option term (in years)	5	3-5
Expected price volatility	120%	96%-103%
Fair value of an ordinary share	$11.25	$10.85-$30.5
Dividend yield	0%	0%